Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Assets:
Fair value, assets	$ 10,788,134	$ 46,744,889	$ 290,737,917
Public Warrants [Member] | Level 1 [Member]
Liabilities:
Warrant Liabilities	2,587,500	1,150,000	70,000
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities:
Warrant Liabilities	1,485,000	660,000	40,000
Forward Purchase Agreement [Member] | Level 3 [Member]
Liabilities:
Forward Purchase Agreement	$ 1,500,000	$ 1,500,000